Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Present value	£ 13,025	£ 7,630
Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,997	1,380
Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,397	1,308
Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	9,631	4,942
Pension Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	12,077	7,510
Pension Schemes | Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,928	1,358
Pension Schemes | Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	1,394	1,306
Pension Schemes | Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	8,755	4,846
Healthcare Schemes
Disclosure Of Defined Benefit Plans [Line Items]
Present value	948	120
Healthcare Schemes | Active Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	69	22
Healthcare Schemes | Deferred Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	3	2
Healthcare Schemes | Retired Members
Disclosure Of Defined Benefit Plans [Line Items]
Present value	£ 876	£ 96